*Confidential portions omitted and filed separately with the Securities and Exchange Commission.


NEWYORK 4224990v2


NEWYORK 4224990v2
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                                               FORM 13F

                                                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2002
---------------------------------------------

Check here if Amendment  [ ];  Amendment Number:
                                                ---------------------
  This Amendment (Check only one.) :
                                               [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name:                               DMG Advisors LLC

Address:                            53 Forest Ave, Suite 202
                                    Old Greenwich, CT  06870

Form 13F File Number:      Unassigned.
                                      ----------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:             Andrew Wilder

Title:            Chief Financial Officer

Phone:            203-967-5750

Signature, Place, and Date of Signing:

/s/Andrew Wilder           Old Greenwich, Connecticut          November 5, 2002
---------------------     ---------------------------          ----------------
  Andrew Wilder                   City, State                  Date

Report Type (Check only one.):
-----------------------------

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                         FORM 13F SUMMARY PAGE


Report Summary:

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:      74 Items

Form 13F Information Table Value Total:     $ 291,197.42 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE

                                                       Value       SHARE OR      SH/PRN    Investment     Other         Voting
                                                                      PRN
  Name of Issuer        Title of         Cusip       (x$1000)       Amount      PUT/CALL   Discretion    Managers      Authority
                         Class
-----------------------------------------------------------------------------------------------------------------------------------
        *           COM                    *        1,527.50                235    SH        DEFINED     N/A         SHARED
        *           COM                    *        11,514.00           285,000    SH        DEFINED     N/A         SHARED
        *           CL A                   *        2,360.40            120,000    SH        DEFINED     N/A         SHARED
        *           CL A                   *        2.31                 79,694    SH        DEFINED     N/A         SHARED
        *           COM                    *        541.37               96,500    SH        DEFINED     N/A         SHARED
        *           COM                    *        18.73                74,900    SH        DEFINED     N/A         SHARED
        *           COM                    *        15,754.29         1,895,823    SH        DEFINED     N/A         SHARED
        *           COM                    *        138.60               79,200    SH        DEFINED     N/A         SHARED
        *           COM                    *        98.74                44,081    SH        DEFINED     N/A         SHARED
        *           COM                    *        725.00               50,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        862.98              151,400    SH        DEFINED     N/A         SHARED
        *           COM                    *        8,043.72            102,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        1,125.00            450,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        364.66               68,934    SH        DEFINED     N/A         SHARED
        *           CL A                   *        4,434.00                 60    SH        DEFINED     N/A         SHARED
        *           COM                    *        9,843.09            288,400    SH        DEFINED     N/A         SHARED
        *           COM                    *        632.49              138,400    SH        DEFINED     N/A         SHARED
        *           COM                    *        3,958.04            106,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        4,469.36            570,800    SH        DEFINED     N/A         SHARED
        *           COM                    *        1,545.00            100,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        2,231.25            425,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        2,228.93            178,600    SH        DEFINED     N/A         SHARED
        *           COM                    *        9,590.54            406,379    SH        DEFINED     N/A         SHARED
        *           COM                    *        4,058.40             80,000    SH        DEFINED     N/A         SHARED
        *           CL A                   *        4,065.50            235,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        5,978.91            120,300    SH        DEFINED     N/A         SHARED
        *           COM                    *        73.74                45,800    SH        DEFINED     N/A         SHARED
        *           COM                    *        1,612.62            160,300    SH        DEFINED     N/A         SHARED
        *           COM                    *        2.13                337,300    SH        DEFINED     N/A         SHARED
        *           COM                    *        5,713.20            120,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        2,693.90            197,500    SH        DEFINED     N/A         SHARED
        *           COM                    *        1,010.59            207,940    SH        DEFINED     N/A         SHARED
        *           COM                    *        350.00               70,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        1,721.05            215,400    SH        DEFINED     N/A         SHARED
        *           COM                    *        1,281.75             75,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        22,116.34         6,933,023    SH        DEFINED     N/A         SHARED
        *           PUT                    *        393.25                  550    PUT       DEFINED     N/A         SHARED
        *           COM                    *        493.67              132,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        3,040.80             70,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        9,536.05            269,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        2.67                 14,040    SH        DEFINED     N/A         SHARED
        *           COM                    *        5,117.25            205,100    SH        DEFINED     N/A         SHARED
        *           COM                    *        2,306.50             70,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        597.50               50,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        2.83                  4,999    SH        DEFINED     N/A         SHARED
        *           COM                    *        2,761.65            142,500    SH        DEFINED     N/A         SHARED
        *           COM                    *        15.60                30,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        2,394.45             85,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        6,444.11            189,700    SH        DEFINED     N/A         SHARED
        *           COM                    *        898.13              275,500    SH        DEFINED     N/A         SHARED
        *           COM                    *        1,956.63            711,500    SH        DEFINED     N/A         SHARED
        *           COM                    *        3,562.00            200,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        2,031.40             70,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        5,200.00            400,000    SH        DEFINED     N/A         SHARED
        *           CL B                   *        7,066.08            280,400    SH        DEFINED     N/A         SHARED
        *           COM                    *        3,779.00            100,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        3,920.40            110,000    SH        DEFINED     N/A         SHARED
        *           NY REG GLD1.25         *        4,017.00            100,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        15,735.91         6,170,945    SH        DEFINED     N/A         SHARED
        *           SPON ADR NEW           *        2,978.47            260,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        4,620.00            200,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        3,208.00             80,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        4,702.45             94,999    SH        DEFINED     N/A         SHARED
        *           COM                    *        3,512.38            163,900    SH        DEFINED     N/A         SHARED
        *           COM                    *        2,413.80            149,000    SH        DEFINED     N/A         SHARED
        *           CL A                   *        13,144.20           576,500    SH        DEFINED     N/A         SHARED
        *           COM                    *        13,039.60           140,000    SH        DEFINED     N/A         SHARED
        *           CL A                   *        3,041.25             75,000    SH        DEFINED     N/A         SHARED
        *           CL B                   *        7,096.25            175,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        1,051.33            914,203    SH        DEFINED     N/A         SHARED
        *           COM                    *        7,804.80            180,000    SH        DEFINED     N/A         SHARED
        *           COM                    *        4,200.00            134,400    SH        DEFINED     N/A         SHARED
        *           COM                    *        3,365.86            269,700    SH        DEFINED     N/A         SHARED
        *           COM                    *        3,058.05          1,609,500    SH        DEFINED     N/A         SHARED

Total                                               291,197.42       29,212,405
